Schedule of Fair Value Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	$ 369,902	$ 7,069,300
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	368,000	4,655,200
Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	1,902	2,414,100
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	368,000	4,655,200
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	368,000	4,655,200
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	1,902	2,414,100
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants outstanding	$ 1,902	$ 2,414,100